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               FPA FUNDS TRUST (FORMERLY KNOWN AS UAM FUNDS TRUST)
                             FPA CRESCENT PORTFOLIO
       SUPPLEMENT DATED OCTOBER 22, 2002 TO PROSPECTUS DATED JULY 29, 2002


ON AUGUST 30, 2002, THE SHAREHOLDERS OF THE UAM FUNDS TRUST ("TRUST") FPA CRESCENT PORTFOLIO ("FUND") APPROVED A NEW BOARD OF TRUSTEES FOR THE TRUST. THIS CHANGE OF THE TRUST'S BOARD IS PART OF A PLAN TO MAKE THE FUND A PART OF THE FIRST PACIFIC ADVISORS, INC. ("FPA") MUTUAL FUND FAMILY. WE HAVE CHANGED THE NAME OF THE TRUST TO FPA FUNDS TRUST. FPA HAS BEEN THE INVESTMENT ADVISER OF THE FUND SINCE MARCH 1, 1996.

WE CHANGED OUR CUSTODIAN AND TRANSFER AGENCY ARRANGEMENTS ON OCTOBER 21, 2002. WE HAVE OUTLINED THE CHANGES BELOW THAT CORRESPOND TO THE SECTION "INVESTING WITH THE UAM FUNDS," AFFECTING SHAREHOLDER TRANSACTIONS AFTER THAT DATE.

FOR BUYING AND REDEEMING SHARES

REGULAR MAIL ADDRESS:            BOSTON FINANCIAL DATA SERVICES, INC.
                                 P.O. BOX 8115
                                 BOSTON, MA 02266-8115

OVERNIGHT COURIER                BOSTON FINANCIAL  DATA SERVICES, INC.
ADDRESS:                         ATTN:  FPA FUNDS
                                 66 BROOKS DRIVE
                                 BRAINTREE, MA  02184

WIRING INSTRUCTIONS:             ABA# 011000028
                                 STATE STREET BANK AND TRUST COMPANY
                                 BOSTON, MA 02101
                                 BNF=FPA CRESCENT FUND
                                 AC-99021958 (DEMAND DEPOSIT ACCOUNT NUMBER)
                                 SHAREHOLDER NAME
                                 SHAREHOLDER ACCOUNT NUMBER

FUND CODES:                      1347-YOUR CURRENT ACCOUNT NUMBER

TELEPHONE NUMBERS FOR
BUYING SHARES BY WIRE AND
REDEEMING BY TELEPHONE:          (800) 638-3060; (617) 483-5000

INQUIRIES CONCERNING TRANSFER OF REGISTRATION, DISTRIBUTIONS, REDEMPTIONS AND SHAREHOLDER SERVICE SHOULD BE DIRECTED TO BOSTON FINANCIAL DATA SERVICES. INQUIRIES CONCERNING SALES SHOULD BE DIRECTED TO FPA FUND DISTRIBUTORS, INC.

SHAREHOLDER SERVICE              BOSTON FINANCIAL DATA SERVICES, INC.
AGENT:                           P.O. BOX 8115
                                 BOSTON, MA 02266-8115
                                 (800) 638-3060; (617) 483-5000

DISTRIBUTOR:                     FPA FUND DISTRIBUTORS, INC.
                                 11400 WEST OLYMPIC BLVD., STE. 1200
                                 LOS ANGELES, CA 90064
                                 (800) 982-4372; (310) 473-0225
                                 www.fpafunds.com

CUSTODIAN AND                    STATE STREET BANK AND TRUST COMPANY
TRANSFER AGENT:                  225 FRANKLIN STREET
                                 BOSTON, MA 02110